Document and Entity Information	12 Months Ended
Jul. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb 28, 2013
Registrant Name	MANAGERS AMG FUNDS
Central Index Key	0001089951
Amendment Flag	false
Document Creation Date	Jun 28, 2013
Document Effective Date	Jul 1, 2013
Prospectus Date	Jul 1, 2013

Managers AMG Funds - Systematic Value Fund
Systematic Value Fund
INVESTMENT OBJECTIVE
The Systematic Value Fund’s (the “ Fund” or “Systematic Value Fund”) investment objective is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.“”“”
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managers AMG Funds - Systematic Value Fund		Investor Class	Institutional Class
Management Fee		0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1][2]	0.18%	0.18%
Total Annual Fund Operating Expenses	[2]	1.13%	0.88%
Fee Waiver and Expense Reimbursements	[2][3]	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[2][3]	1.06%	0.81%
[1]	Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If the extraordinary expenses had been included, Other Expenses for Investor Class and Institutional Class would have been 0.19% and 0.19%, respectively.
[2]	Expense information in the table has been restated to reflect current fees.
[3]	Managers Investment Group LLC (the "Investment Manager") and Systematic Financial Management L.P. ("Systematic") have contractually agreed, through at least July 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.81% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Acquired Fund Fees and Expenses are not subject to waiver and do not factor into the Fund's contractual expense limitation. The contractual expense limitation can only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through July 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Managers AMG Funds - Systematic Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	108	352	616	1,368
Institutional Class	83	274	481	1,078

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing in a diversified portfolio of securities of medium- and large-capitalization U.S. companies, which at the time of purchase are normally within the range of capitalizations of companies in the Russell 1000® Index (the "Index"). As of May 31, 2013, the date of the most recent reconstitution of the Index, the range of market capitalizations for the Index was $1.35 billion to $540 billion. This range may fluctuate as market conditions change and during periods of increased market volatility. In pursuing its investment strategy, the Fund will generally invest in stock of companies, including REITs, ADRs, and foreign securities trading on U.S. markets. The Fund may retain a security if, after purchase of the security, the issuer's capitalization falls out of the range.

Systematic serves as Subadvisor to the Fund and applies a strategic combination of qualitative and quantitative research seeking to identify high-quality, attractively valued companies of medium to large capitalization exhibiting a confirmed catalyst for stock price appreciation when deciding which stocks to buy or sell. Typically, Systematic:
  Invests in companies with a combination of attractive valuations and a positive earnings catalyst.
  Invests in companies from all sectors of the market, based on Systematic's quantitative and fundamental research and analysis of various characteristics.
  Seeks companies with a confirmed catalyst for sustained fundamental improvement that they believe will lead to revised earnings estimates or earnings surprises in the future, in an attempt to provide investors with investment results that are above the returns of the Fund's benchmark, the Index, over the long term.
  Deploys a disciplined investment process encompassing:
  Comprehensive fundamental research on each of approximately 150-200 purchase candidates identified through a quantitative screen in an effort to gauge investor expectations and to identify those companies with confirmed fundamental improvement.
  A detailed financial statement analysis performed on companies with confirmed fundamental improvement expectations to identify the source of improvement, its sustainability, and its likelihood of triggering upward revisions to earnings estimates in the future.
  A valuation assessment of companies with high quality and sustainable earnings, the objective of which is to evaluate the attractiveness of each investment candidate on both an absolute and a relative basis.
  When making the final investment decision Systematic seeks to invest in companies that trade at a discount to the Index and their peers in their economic sector or industry group, and at the lower end of their own historical valuation range.

PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Foreign Securities Risk—securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk—companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. To the extent the Index is exposed substantially to certain sectors of the market, such as the financial services sector, the Fund will also be subject to the risks of that sector or sectors. Unique risks of the financials sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations.

Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

The performance information for the Fund’s Investor Class shares (formerly Class A shares of the Fund, which were renamed Investor Class shares on December 1, 2012) for periods prior to December 1, 2012 does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/12 (Instititutional Class)

Best Quarter: 19.15% (3rd Quarter 2009) Worst Quarter: -22.74% (3rd Quarter 2011)
Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Managers AMG Funds - Systematic Value Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date	Average Annual Returns, Ten Years Secondary	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Investor Class	17.33%	(1.79%)		1.56%	Feb 28, 2006
Institutional Class	17.62%	(1.53%)	7.16%	4.91%	Apr 1, 2002
Institutional Class Return After Taxes on Distributions	17.33%	(1.73%)	5.92%	3.77%	Apr 1, 2002
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	11.84%	(1.33%)	5.70%	3.73%	Apr 1, 2002
Russell 1000�� Value Index (reflects no deduction for fees, expenses, or taxes)	17.51%	0.59%		2.73%	Feb 28, 2006	7.38%	4.82%	Apr 1, 2002

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGERS AMG FUNDS
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Managers AMG Funds - Systematic Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Systematic Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Systematic Value Fund’s (the “ Fund” or “Systematic Value Fund”) investment objective is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.“”“”
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If the extraordinary expenses had been included, Other Expenses for Investor Class and Institutional Class would have been 0.19% and 0.19%, respectively.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through July 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing in a diversified portfolio of securities of medium- and large-capitalization U.S. companies, which at the time of purchase are normally within the range of capitalizations of companies in the Russell 1000® Index (the "Index"). As of May 31, 2013, the date of the most recent reconstitution of the Index, the range of market capitalizations for the Index was $1.35 billion to $540 billion. This range may fluctuate as market conditions change and during periods of increased market volatility. In pursuing its investment strategy, the Fund will generally invest in stock of companies, including REITs, ADRs, and foreign securities trading on U.S. markets. The Fund may retain a security if, after purchase of the security, the issuer's capitalization falls out of the range.

Systematic serves as Subadvisor to the Fund and applies a strategic combination of qualitative and quantitative research seeking to identify high-quality, attractively valued companies of medium to large capitalization exhibiting a confirmed catalyst for stock price appreciation when deciding which stocks to buy or sell. Typically, Systematic:
  Invests in companies with a combination of attractive valuations and a positive earnings catalyst.
  Invests in companies from all sectors of the market, based on Systematic's quantitative and fundamental research and analysis of various characteristics.
  Seeks companies with a confirmed catalyst for sustained fundamental improvement that they believe will lead to revised earnings estimates or earnings surprises in the future, in an attempt to provide investors with investment results that are above the returns of the Fund's benchmark, the Index, over the long term.
  Deploys a disciplined investment process encompassing:
  Comprehensive fundamental research on each of approximately 150-200 purchase candidates identified through a quantitative screen in an effort to gauge investor expectations and to identify those companies with confirmed fundamental improvement.
  A detailed financial statement analysis performed on companies with confirmed fundamental improvement expectations to identify the source of improvement, its sustainability, and its likelihood of triggering upward revisions to earnings estimates in the future.
  A valuation assessment of companies with high quality and sustainable earnings, the objective of which is to evaluate the attractiveness of each investment candidate on both an absolute and a relative basis.
  When making the final investment decision Systematic seeks to invest in companies that trade at a discount to the Index and their peers in their economic sector or industry group, and at the lower end of their own historical valuation range.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Foreign Securities Risk—securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk—companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. To the extent the Index is exposed substantially to certain sectors of the market, such as the financial services sector, the Fund will also be subject to the risks of that sector or sectors. Unique risks of the financials sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations.

		Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

		The performance information for the Fund’s Investor Class shares (formerly Class A shares of the Fund, which were renamed Investor Class shares on December 1, 2012) for periods prior to December 1, 2012 does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/12 (Instititutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 19.15% (3rd Quarter 2009) Worst Quarter: -22.74% (3rd Quarter 2011)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class shares will vary.
Managers AMG Funds - Systematic Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.06%	[2],[3]
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	352
5 Years	rr_ExpenseExampleYear05	616
10 Years	rr_ExpenseExampleYear10	1,368
1 Year	rr_AverageAnnualReturnYear01	17.33%
5 Years	rr_AverageAnnualReturnYear05	(1.79%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006
Managers AMG Funds - Systematic Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[2]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.81%	[2],[3]
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	481
10 Years	rr_ExpenseExampleYear10	1,078
2003	rr_AnnualReturn2003	33.79%
2004	rr_AnnualReturn2004	14.86%
2005	rr_AnnualReturn2005	10.30%
2006	rr_AnnualReturn2006	17.62%
2007	rr_AnnualReturn2007	8.18%
2008	rr_AnnualReturn2008	(41.14%)
2009	rr_AnnualReturn2009	22.96%
2010	rr_AnnualReturn2010	18.04%
2011	rr_AnnualReturn2011	(7.85%)
2012	rr_AnnualReturn2012	17.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.74%)
1 Year	rr_AverageAnnualReturnYear01	17.62%
5 Years	rr_AverageAnnualReturnYear05	(1.53%)
10 Years	rr_AverageAnnualReturnYear10	7.16%
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2002
Managers AMG Funds - Systematic Value Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.33%
5 Years	rr_AverageAnnualReturnYear05	(1.73%)
10 Years	rr_AverageAnnualReturnYear10	5.92%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2002
Managers AMG Funds - Systematic Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.84%
5 Years	rr_AverageAnnualReturnYear05	(1.33%)
10 Years	rr_AverageAnnualReturnYear10	5.70%
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2002
Managers AMG Funds - Systematic Value Fund | Russell 1000�� Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006
Average Annual Returns, Ten Years Secondary	maf_AverageAnnualReturnTenYearsSecondary	7.38%
Average Annual Returns, Since Inception Secondary	maf_AverageAnnualReturnSinceInceptionSecondary	4.82%
Average Annual Returns, Inception Date Secondary	maf_AverageAnnualReturnInceptionDateSecondary	Apr 1, 2002

[1]	Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If the extraordinary expenses had been included, Other Expenses for Investor Class and Institutional Class would have been 0.19% and 0.19%, respectively.
[2]	Expense information in the table has been restated to reflect current fees.
[3]	Managers Investment Group LLC (the "Investment Manager") and Systematic Financial Management L.P. ("Systematic") have contractually agreed, through at least July 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.81% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Acquired Fund Fees and Expenses are not subject to waiver and do not factor into the Fund's contractual expense limitation. The contractual expense limitation can only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

Systematic Mid Cap Value Fund
Systematic Mid Cap Value Fund
INVESTMENT OBJECTIVE
The Systematic Mid Cap Value Fund’s (the “Fund” or “Systematic Mid Cap Value Fund”) investment objective is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.“”“”
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Systematic Mid Cap Value Fund		Investor Class	Service Class		Institutional Class
Management Fee		0.75%	0.75%		0.75%
Distribution and Service (12b-1) Fees		0.25%	none		none
Other Expenses	[1][2]	0.10%	0.11%	[3]	0.10%
Total Annual Fund Operating Expenses	[1]	1.10%	0.86%		0.85%
Fee Waiver and Expense Reimbursements	[1][4]	none	none		none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1][4]	1.10%	0.86%		0.85%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If the extraordinary expenses had been included, Other Expenses for Investor Class, Service Class and Institutional Class would have been 0.11%, 0.12% and 0.11%, respectively.
[3]	Because Service Class shares commenced operations on December 1, 2012, Other Expenses are based on estimates for the current fiscal year.
[4]	Managers Investment Group LLC (the "Investment Manager") and Systematic Financial Management L.P. ("Systematic") have contractually agreed, through at least July 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.87% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Acquired Fund Fees and Expenses are not subject to waiver and do not factor into the Fund's contractual expense limitation. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.12%, 0.97% and 0.87%, respectively, of the average daily net assets of such classes. The contractual expense limitation can only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through July 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Systematic Mid Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	112	350	606	1,340
Service Class	88	274	477	1,061
Institutional Class	87	271	471	1,049

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 118% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid-capitalization companies. The term "mid-capitalization companies" refers to companies with capitalizations that, at the time of purchase of securities of such companies, are within the range of capitalizations of companies in the Russell Midcap® Index (the"Index"). As of May 31, 2013, the date of the most recent reconstitution of the Index, the range of market capitalizations for the Index was $1.35 billion to $17.4 billion. This range may fluctuate as market conditions change and during periods of increased market volatility. The Fund may retain a security if, after purchase of the security, the issuer's capitalization falls out of the range.

The Fund seeks to achieve its investment objective by investing in a diversified portfolio consisting of approximately 60 to 80 common and preferred stocks of mid-capitalization companies, including REITs, ADRs, and foreign issuers, that will generally be listed on the New York Stock Exchange (the "NYSE"), the American Stock Exchange, or the National Association of Securities Dealers Automated Quotations.

Systematic serves as Subadvisor to the Fund and applies strategic combination of qualitative and quantitative research seeking to identify high-quality, attractively valued mid-capitalization companies exhibiting a confirmed catalyst for stock price appreciation when deciding which stocks to buy or sell. Typically, Systematic:
  Invests in companies with a combination of attractive valuations and a positive earnings catalyst.
  Invests in companies from all sectors of the market, based on Systematic's quantitative and fundamental research and analysis of various characteristics.
  Seeks companies with a confirmed catalyst for sustained fundamental improvement that they believe will lead to revised earnings estimates or earnings surprises in the future, in an attempt thereby to provide investors with investment results that are above the returns of the Fund's benchmark, the Index, over the long term.
  Deploys a disciplined investment process encompassing:
  Comprehensive fundamental research on each of approximately 150-200 purchase candidates identified through a quantitative screen in an effort to gauge investor expectations and to identify those companies with confirmed fundamental improvement.
  A detailed financial statement analysis performed on companies with confirmed fundamental improvement expectations to identify the source of improvement, its sustainability, and its likelihood of triggering upward revisions to earnings estimates in the future.
  A valuation assessment of companies with high quality and sustainable earnings, the objective of which is to evaluate the attractiveness of each investment candidate on both an absolute and a relative basis.
  When making the final investment decision Systematic seeks to invest in companies that trade at a discount to the Index and their peers in their economic sector or industry group, and at the lower end of their own historical valuation range.

PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Foreign Securities Risk—securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk—companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. To the extent the Index is exposed substantially to certain sectors of the market, such as the financial services sector, the Fund will also be subject to the risks of that sector or sectors. Unique risks of the financials sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations.

Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

The performance information for the Fund’s Investor Class shares (formerly Class A shares of the Fund, which were renamed Investor Class shares on December 1, 2012) for periods prior to December 1, 2012 does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012. Because the Fund’s Service Class shares have not operated for a full calendar year, performance history for this share class is not available. Service Class shares would have similar annual returns as Investor Class and Institutional Class shares because all of the classes are invested in the same portfolio of securities. However, Service Class shares are subject to different expenses than Investor Class and Institutional Class shares, and Service Class share performance would vary to that extent. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/12 (Instititutional Class)

Best Quarter: 17.49% (3rd Quarter 2009) Worst Quarter: -25.05% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Systematic Mid Cap Value Fund	1 Year	5 Years	Since Inception	Inception Date
Investor Class	16.16%	2.59%	4.20%	Dec 21, 2006
Institutional Class	16.39%	2.84%	4.46%	Dec 21, 2006
Institutional Class Return After Taxes on Distributions	16.22%	2.53%	4.10%	Dec 21, 2006
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	10.89%	2.36%	3.73%	Dec 21, 2006
Russell Midcap�� Index (reflects no deduction for fees, expenses, or taxes)	18.51%	3.79%	2.94%	Dec 21, 2006

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class and Service Class shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGERS AMG FUNDS
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Systematic Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Systematic Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Systematic Mid Cap Value Fund’s (the “Fund” or “Systematic Mid Cap Value Fund”) investment objective is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.“”“”
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 118% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because Service Class shares commenced operations on December 1, 2012, Other Expenses are based on estimates for the current fiscal year.
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If the extraordinary expenses had been included, Other Expenses for Investor Class, Service Class and Institutional Class would have been 0.11%, 0.12% and 0.11%, respectively.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through July 1, 2014. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid-capitalization companies. The term "mid-capitalization companies" refers to companies with capitalizations that, at the time of purchase of securities of such companies, are within the range of capitalizations of companies in the Russell Midcap® Index (the"Index"). As of May 31, 2013, the date of the most recent reconstitution of the Index, the range of market capitalizations for the Index was $1.35 billion to $17.4 billion. This range may fluctuate as market conditions change and during periods of increased market volatility. The Fund may retain a security if, after purchase of the security, the issuer's capitalization falls out of the range.

The Fund seeks to achieve its investment objective by investing in a diversified portfolio consisting of approximately 60 to 80 common and preferred stocks of mid-capitalization companies, including REITs, ADRs, and foreign issuers, that will generally be listed on the New York Stock Exchange (the "NYSE"), the American Stock Exchange, or the National Association of Securities Dealers Automated Quotations.

Systematic serves as Subadvisor to the Fund and applies strategic combination of qualitative and quantitative research seeking to identify high-quality, attractively valued mid-capitalization companies exhibiting a confirmed catalyst for stock price appreciation when deciding which stocks to buy or sell. Typically, Systematic:
  Invests in companies with a combination of attractive valuations and a positive earnings catalyst.
  Invests in companies from all sectors of the market, based on Systematic's quantitative and fundamental research and analysis of various characteristics.
  Seeks companies with a confirmed catalyst for sustained fundamental improvement that they believe will lead to revised earnings estimates or earnings surprises in the future, in an attempt thereby to provide investors with investment results that are above the returns of the Fund's benchmark, the Index, over the long term.
  Deploys a disciplined investment process encompassing:
  Comprehensive fundamental research on each of approximately 150-200 purchase candidates identified through a quantitative screen in an effort to gauge investor expectations and to identify those companies with confirmed fundamental improvement.
  A detailed financial statement analysis performed on companies with confirmed fundamental improvement expectations to identify the source of improvement, its sustainability, and its likelihood of triggering upward revisions to earnings estimates in the future.
  A valuation assessment of companies with high quality and sustainable earnings, the objective of which is to evaluate the attractiveness of each investment candidate on both an absolute and a relative basis.
  When making the final investment decision Systematic seeks to invest in companies that trade at a discount to the Index and their peers in their economic sector or industry group, and at the lower end of their own historical valuation range.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Foreign Securities Risk—securities or other investments of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions. Equity investments generally have greater volatility than fixed income investments.

Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk—companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. To the extent the Index is exposed substantially to certain sectors of the market, such as the financial services sector, the Fund will also be subject to the risks of that sector or sectors. Unique risks of the financials sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market fluctuations.

		Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

		The performance information for the Fund’s Investor Class shares (formerly Class A shares of the Fund, which were renamed Investor Class shares on December 1, 2012) for periods prior to December 1, 2012 does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012. Because the Fund’s Service Class shares have not operated for a full calendar year, performance history for this share class is not available. Service Class shares would have similar annual returns as Investor Class and Institutional Class shares because all of the classes are invested in the same portfolio of securities. However, Service Class shares are subject to different expenses than Investor Class and Institutional Class shares, and Service Class share performance would vary to that extent. To obtain updated performance information please visit www.managersinvest.com or call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.managersinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/12 (Instititutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 17.49% (3rd Quarter 2009) Worst Quarter: -25.05% (4th Quarter 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class and Service Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class and Service Class shares will vary.
Systematic Mid Cap Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[1],[3]
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,340
1 Year	rr_AverageAnnualReturnYear01	16.16%
5 Years	rr_AverageAnnualReturnYear05	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2006
Systematic Mid Cap Value Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1],[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.86%	[1],[3]
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,061
Systematic Mid Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[1],[3]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	1,049
2007	rr_AnnualReturn2007	13.07%
2008	rr_AnnualReturn2008	(37.32%)
2009	rr_AnnualReturn2009	33.66%
2010	rr_AnnualReturn2010	24.97%
2011	rr_AnnualReturn2011	(5.61%)
2012	rr_AnnualReturn2012	16.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.05%)
1 Year	rr_AverageAnnualReturnYear01	16.39%
5 Years	rr_AverageAnnualReturnYear05	2.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2006
Systematic Mid Cap Value Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.22%
5 Years	rr_AverageAnnualReturnYear05	2.53%
Since Inception	rr_AverageAnnualReturnSinceInception	4.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2006
Systematic Mid Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.89%
5 Years	rr_AverageAnnualReturnYear05	2.36%
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2006
Systematic Mid Cap Value Fund | Russell Midcap�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Years	rr_AverageAnnualReturnYear05	3.79%
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2006

[1]	Expense information in the table has been restated to reflect current fees.
[2]	Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If the extraordinary expenses had been included, Other Expenses for Investor Class, Service Class and Institutional Class would have been 0.11%, 0.12% and 0.11%, respectively.
[3]	Managers Investment Group LLC (the "Investment Manager") and Systematic Financial Management L.P. ("Systematic") have contractually agreed, through at least July 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.87% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Acquired Fund Fees and Expenses are not subject to waiver and do not factor into the Fund's contractual expense limitation. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.12%, 0.97% and 0.87%, respectively, of the average daily net assets of such classes. The contractual expense limitation can only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.
[4]	Because Service Class shares commenced operations on December 1, 2012, Other Expenses are based on estimates for the current fiscal year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANAGERS AMG FUNDS
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 28, 2013